CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,106.7	$ 2,040.8
Property, plant and equipment, net	1,973.3	1,673.7
Assets	17,172.7	14,234.1
STOCKHOLDERS' EQUITY:
Preferred stock, no par value - authorized 1.0 million shares, none issued
Common stock, $1 par value - authorized 1.2 billion shares; issued 356.8 million and 365.3 million shares	356.8	365.3
Additional paid-in capital	52.1	105.1
Retained earnings	5,174.5	4,846.1
Accumulated other comprehensive (loss) income	(219.0)	41.3
Total Stockholders' Equity	5,364.4	5,357.8
Liabilities and Equity	17,172.7	14,234.1
Truck and Other
ASSETS
Cash and cash equivalents	1,990.6	1,982.0
Trade and other receivables, net	977.8	610.4
Marketable debt securities	910.1	450.5
Inventories, net	710.4	534.0
Other current assets	249.1	218.6
Total Truck and Other Current Assets	4,838.0	3,795.5
Equipment on operating leases, net	679.1	536.2
Property, plant and equipment, net	1,973.3	1,673.7
Other noncurrent assets, net	280.9	350.5
Assets	7,771.3	6,355.9
Current Liabilities
Accounts payable, accrued expenses and other	2,377.4	1,676.5
Current portion of long-term debt		23.5
Dividend payable	250.3
Total Truck and Other Current Liabilities	2,627.7	1,700.0
Long-term debt	150.0	150.0
Residual value guarantees and deferred revenues	712.0	563.8
Other liabilities	507.0	370.3
Total Liabilities	3,996.7	2,784.1
Financial Services
ASSETS
Cash and cash equivalents	116.1	58.8
Finance and other receivables, net	7,259.7	6,070.9
Equipment on operating leases, net	1,710.7	1,483.1
Other assets	314.9	265.4
Assets	9,401.4	7,878.2
Current Liabilities
Accounts payable, accrued expenses and other	363.4	275.9
Commercial paper and bank loans	3,909.9	2,371.7
Term notes	2,595.5	2,730.8
Deferred taxes and other liabilities	942.8	713.8
Total Liabilities	$ 7,811.6	$ 6,092.2